Income Tax Expense (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Current
Federal			$ 0	$ 0
State and Local			1,750	1,250
Current income tax expense benefit			1,750	1,250
Deferred
Federal			0	0
State and Local			0	0
Deferred income tax expense benefit			0	0
Provision for income taxes	$ 0	$ 1,750	$ 1,750	$ 1,250